Prepaid and Other Current Assets	12 Months Ended
Dec. 31, 2015
PREPAID AND OTHER CURRENT ASSETS [Abstract]
Prepaid and Other Current Assets

9. PREPAID AND OTHER CURRENT ASSETS

	As of December 31, (in thousands)
	2014	2015
Matching loans to related parties	$—	$174,574
Due from 7Road	—	20,579
Rental deposits	6,158	6,268
Refundable corporate income tax	—	6,115
Prepaid cost of revenue	7,383	5,615
Deferred tax assets	4,918	4,673
Others	16,386	14,568

Total	$34,845	$232,392

Matching loans between Changyou and Sohu

During 2015, certain subsidiaries of the Company and certain subsidiaries of Sohu entered into a series of one year loan agreements, pursuant to which the subsidiaries of the Company are entitled to draw down U.S. dollar-denominated loans from the Sohu subsidiaries and the Sohu subsidiaries are entitled to draw down equivalent RMB-denominated loans from the subsidiaries of the Company, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest equal to the current market interest rate as of the date when the loan agreements were entered into. As of December 31, 2015, the Company had drawn down from the Sohu subsidiaries loans in an aggregate principal amount of $170 million and Sohu had drawn down from the subsidiaries of the Company loans in an aggregate principal amount of RMB1.02 billion (approximately $157.1 million).For the year ended December 31, 2015, interest income that the Company earned from such RMB-denominated loans was $4.9 million, and interest expense that the Company accrued for such U.S. dollar-denominated loans was $1.2 million.

Matching loans between Changyou and SoEasy

During 2015, certain subsidiaries of the Company and certain subsidiaries of SoEasy Internet Finance Group Limited (“SoEasy”) entered into a series of one year loan agreements, pursuant to which the subsidiaries of the Company are entitled to draw down HK dollar-denominated loans from the SoEasy subsidiaries and the SoEasy subsidiaries are entitled to draw down equivalent RMB-denominated loans from the subsidiaries of the Company, to facilitate each other’s business operations. All of the loans carry a fixed rate of interest equal to the current market interest rate as of the date when the loan agreements were entered into. As of December 31, 2015, the Company had drawn down from SoEasy subsidiaries loans in an aggregate principal amount of HK$100 million(approximately $12.9 million) and SoEasy had drawn down from the subsidiaries of the Company loans in an aggregate principal amount of RMB 80 million (approximately $12.3 million). For the year ended December 31, 2015, interest income that the Company earned from such RMB-denominated loans was $0.4 million, and interest expense that the Company accrued for such HK dollar-denominated loans was $0.1 million.